MINERAL INTERESTS (Details Narrative) - Key Mining Corp [Member] - USD ($)								9 Months Ended	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Dec. 28, 2023	Aug. 21, 2023	May 01, 2023	Feb. 09, 2023	Aug. 23, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	May 03, 2023
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Common stock shares issued for acquisition					17,500,000		6,000,000			1,050,000
Share price					$ 0.139		$ 0.25		$ 0.139
Common stock value issued for acquisition					$ 2,432,500		$ 1,500,000
Royalty interest payable percentage												2.00%
Payments to acquire royalty interests					1,950,000
Royalty expense					$ 1,500
Payments to acquire mining assets			$ 200,000	$ 182,500		$ 100,000
Purchase price							450,000
Operating lease payments							12,000
Cliams under purchase options							100,000
Options granted										1,050,000	5,600,000
Options granted weighted average exercise price									$ 0.45
Term									5 years
Common stock price per share								$ 0.001	$ 0.001	$ 0.001
Private Placement [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Common stock price per share										$ 0.25
Employee Stock Option One [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price				$ 0.139
Options granted				500,000
Options granted weighted average exercise price				$ 1.25
Term				5 years
Employee Stock Option Two [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price				$ 0.139
Options granted				500,000
Options granted weighted average exercise price				$ 2.50
Term				5 years
Employee Stock Option Three [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price				$ 0.139
Options granted				50,000
Options granted weighted average exercise price				$ 1.35
Term				3 years
UTAH
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Loss on disposal	$ 61,643	$ 388,357
ARIZONA
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Purchase price							650,000
Loss on disposal	$ 325,000	325,000
MONTANA
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Purchase price							$ 400,000
Loss on disposal		$ 400,000
Warrant [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price								0.111	0.111
Common Stock [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Common stock shares issued for acquisition										17,500,000
Share price								$ 0.139	$ 0.25	$ 0.25
Common stock value issued for acquisition									$ 2,432,500	$ 17,500
Common stock price per share										$ 0.139
Share price per share									$ 0.139	$ 0.25
Gold Express SpA [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Ownership percentage					100.00%
Gold Express SpA [Member] | Director [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Ownership percentage					11.00%
Gold Express Mines Inc [Member] | Director [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Ownership percentage							7.00%